UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN MANAGED TRUST

Statement of Investments, December 31, 2016 (unaudited)
Franklin Rising Dividends Fund
	Shares	Value

Common Stocks 99.1%
Aerospace & Defense 5.0%
General Dynamics Corp	2,209,190	$381,438,746
United Technologies Corp	4,513,136	494,729,968
		876,168,714
Automobiles & Components 0.3%
[a] Adient PLC	835,374	48,952,916
Banks 0.1%
BB&T Corp	69,000	3,244,380
Citigroup Inc	68,000	4,041,240
KeyCorp	246,000	4,494,420
U.S. Bancorp	71,000	3,647,270
		15,427,310
Building Products 2.0%
Johnson Controls International PLC	8,353,749	344,090,921
Commercial & Professional Services 2.8%
ABM Industries Inc	1,145,249	46,771,969
Brady Corp., A	2,068,562	77,674,503
Cintas Corp	1,484,100	171,502,596
[b] Matthews International Corp., A	2,564,192	197,058,156
		493,007,224
Consumer Durables & Apparel 1.6%
Leggett & Platt Inc	1,097,590	53,650,199
NIKE Inc., B	4,610,400	234,346,632
		287,996,831
Consumer Services 2.1%
McDonald’s Corp	2,092,354	254,681,329
[a] Yum China Holdings Inc. (China)	1,255,000	32,780,600
Yum! Brands Inc	1,255,000	79,479,150
		366,941,079
Diversified Financials 0.2%
[a] Berkshire Hathaway Inc., A	8	1,952,968
Northern Trust Corp	14,000	1,246,700
State Street Corp	469,000	36,450,680
		39,650,348
Electrical Equipment 0.0%†
Eaton Corp. PLC	55,000	3,689,950
Rockwell Automation Inc	15,000	2,016,000
		5,705,950
Energy 7.8%
Chevron Corp	2,421,000	284,951,700
EOG Resources Inc	870,300	87,987,330
Exxon Mobil Corp	3,419,700	308,662,122
Occidental Petroleum Corp	3,742,600	266,585,398
Schlumberger Ltd	4,900,529	411,399,410
		1,359,585,960

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing 4.2%
CVS Health Corp	2,573,200	$203,051,212
Walgreens Boots Alliance Inc	3,550,847	293,868,098
Wal-Mart Stores Inc	3,557,264	245,878,087
		742,797,397
Food, Beverage & Tobacco 7.1%
Archer-Daniels-Midland Co	7,472,900	341,137,885
Bunge Ltd	4,924,122	355,718,573
McCormick & Co. Inc	2,276,400	212,456,412
PepsiCo Inc	3,160,677	330,701,635
		1,240,014,505
Health Care Equipment & Services 11.2%
Abbott Laboratories	4,121,500	158,306,815
Becton, Dickinson and Co	2,934,656	485,832,301
DENTSPLY SIRONA Inc	1,755,000	101,316,150
Medtronic PLC	6,114,500	435,535,835
Stryker Corp	4,320,818	517,677,204
West Pharmaceutical Services Inc	3,141,600	266,501,928
		1,965,170,233
Household & Personal Products 3.4%
Colgate-Palmolive Co	3,829,210	250,583,503
The Procter & Gamble Co	4,111,888	345,727,543
		596,311,046
Industrial Conglomerates 6.9%
Carlisle Cos. Inc	322,529	35,571,724
General Electric Co	83,500	2,638,600
Honeywell International Inc	4,431,500	513,389,275
Roper Technologies Inc	3,642,302	666,832,650
		1,218,432,249
Insurance 2.6%
Aflac Inc	1,564,710	108,903,816
The Allstate Corp	57,000	4,224,840
Arthur J. Gallagher & Co	874,700	45,449,412
Erie Indemnity Co., A	1,733,082	194,885,071
MetLife Inc	20,000	1,077,800
Old Republic International Corp	4,133,950	78,545,050
Prudential Financial Inc	20,000	2,081,200
RLI Corp	339,818	21,452,710
The Travelers Cos. Inc	17,000	2,081,140
		458,701,039
Machinery 5.7%
Donaldson Co. Inc	3,007,604	126,559,976
Dover Corp	5,428,800	406,779,984
Hillenbrand Inc	1,175,200	45,068,920
Illinois Tool Works Inc	28,000	3,428,880
Pentair PLC (United Kingdom)	7,288,368	408,658,794
Stanley Black & Decker Inc	22,000	2,523,180
		993,019,734

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value

Common Stocks (continued)
Materials 11.4%
Air Products and Chemicals Inc	3,568,458	$513,215,629
[b] Albemarle Corp	6,998,000	602,387,840
Bemis Co. Inc	1,516,389	72,513,722
Ecolab Inc	1,668,372	195,566,566
Nucor Corp	1,825,400	108,647,808
Praxair Inc	4,327,535	507,143,827
		1,999,475,392
Media 1.4%
[b] John Wiley & Sons Inc., A	4,412,048	240,456,616
Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie Inc	2,517,600	157,652,112
Johnson & Johnson	3,845,900	443,086,139
Merck & Co. Inc	64,000	3,767,680
Perrigo Co. PLC	1,711,600	142,456,468
Pfizer Inc	3,178,800	103,247,424
Roche Holding AG, ADR (Switzerland)	2,057,000	58,686,210
		908,896,033
Retailing 4.7%
The Gap Inc	4,700,900	105,488,196
The Home Depot Inc	21,500	2,882,720
Ross Stores Inc	4,902,550	321,607,280
Target Corp	3,806,291	274,928,399
Tiffany & Co	1,560,200	120,806,286
		825,712,881
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices Inc	483,200	35,089,984
Linear Technology Corp	2,714,000	169,217,900
QUALCOMM Inc	2,430,600	158,475,120
Texas Instruments Inc	5,291,000	386,084,270
[a] Versum Materials Inc	1,784,229	50,083,308
		798,950,582
Software & Services 6.6%
Accenture PLC, A	3,693,800	432,654,794
Microsoft Corp	10,482,500	651,382,550
Visa Inc., A	1,015,200	79,205,904
		1,163,243,248
Technology Hardware & Equipment 0.0%†
Cisco Systems Inc	70,000	2,115,400
Corning Inc	195,000	4,732,650
TE Connectivity Ltd	23,600	1,635,008
		8,483,058
Trading Companies & Distributors 0.8%
W.W. Grainger Inc	574,300	133,381,175
Transportation 1.4%
United Parcel Service Inc., B	2,182,300	250,178,872
Total Common Stocks (Cost $11,774,896,887)		17,380,751,313

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Short Term Investments (Cost $189,363,765) 1.1%
Money Market Funds 1.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	189,363,765	$189,363,765
Total Investments (Cost $11,964,260,652) 100.2%		17,570,115,078
Other Assets, less Liabilities (0.2)%		(29,341,868)
Net Assets 100.0%		$17,540,773,210

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 4 regarding holdings of 5% voting securities.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN MANAGED TRUST

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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FRANKLIN MANAGED TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,003,655,090

Unrealized appreciation	$5,901,003,351
Unrealized depreciation	(334,543,363)
Net unrealized appreciation (depreciation)	$5,566,459,988

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2016, the Fund held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares			Realized
	at Beginning	Gross	Gross	Held at End	Value at	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	End of Period	Income	(Loss)

Non-Controlled Affiliates
Albemarle Corp	6,998,000	—	—	6,998,000	$602,387,840	$2,134,390	$—
John Wiley & Sons Inc., A.	4,412,048	—	—	4,412,048	240,456,616	1,367,735	—
Matthews International Corp., A	2,663,292	—	(99,100)	2,564,192	197,058,156	452,760	3,027,621
Total Affiliated Securities (Value is 5.9% of Net Assets)					$1,039,902,612	$3,954,885	$3,027,621

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	216,224,906	212,416,848	(239,277,989)	189,363,765	$189,363,765	$5,789	$ –	1.2%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN MANAGED TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  February 24, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date: February 24, 2017